Warrants - Additional Information (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 14, 2021	Sep. 09, 2021	Aug. 21, 2021
IPO [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	14,897,155	14,897,155
Common Class A [Member]
Class of Warrant or Right [Line Items]
Share Price					$ 10
Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.2	$ 9.2
Minimum Percentage Gross Proceeds Required from Issuance of Equity	60.00%	60.00%
Class of Warrant or Right Minimum Notice Period for Redemption	20 days	20 days
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value	115.00%	115.00%
Minimum [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10	$ 10
Maximum [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 18	$ 18
Maximum [Member] | Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value	180.00%	180.00%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable Term from the Date of Completion of Business Combination	30 days	30 days
Warrants Exercisable Term from the Closing of IPO	12 months	12 months
Minimum Lock in Period for SEC Registration from Date of Business Combination	15 days	15 days
Minimum Lock in Period to Become Effective After the Closing of the initial Business Combination	60 days	60 days
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.5	$ 11.5
Minimum Lock in Period for Transfer, Assign or Sell Warrants After Completion of IPO	30 days	30 days
Public Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	11,500,000	11,500,000
Redemption of Warrants [Member] | Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 18	$ 18
Number of Consecutive Trading Days for Determining Share Price	20 days	20 days
Number of Trading Days for Determining Share Price	30 days	30 days
Class of Warrants, Redemption Price Per Unit	$ 0.01	$ 0.01
Class of Warrants, Redemption Notice Period	30 days	30 days
Redemption of Warrants [Member] | Common Class A [Member] | Share Price Equal or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 10	$ 10
Class of Warrants, Redemption Price Per Unit	$ 0.1	$ 0.1
Class of Warrants, Redemption Notice Period	30 days	30 days
Redemption of Warrants [Member] | Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 10
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.5
Private Placement Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	3,397,155	3,397,155
Private Placement Warrants [Member] | Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 18	$ 18